Other assets - Summary Of Detailed Information About Other Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [LineItem]
Cost to obtain contract amortization	₨ 1,083	₨ 892	₨ 902
Costs to fulfil contract amortization	₨ 60	₨ 58	₨ 54